Provision for Legal Claims	12 Months Ended
Jun. 30, 2023
Provision for Legal Claims [Abstract]
Provision for legal claims
28.	Provision for legal claims

The Company and its subsidiaries are involved in civil, labor, environmental and tax lawsuits. The provisions for probable losses of financial disbursements arising from these lawsuits are estimated and updated by management, supported by the opinion of the Company’s internal and external legal advisors.

Provisions for lawsuits by type are:

Labor

The Company is defendant in three labor lawsuits that involve employment relationships between the Company and service providers. In addition, there are administrative proceedings in which the parties discuss official notifications issued by the Ministry of Labor and Employment.

Tax

The Company is a party to administrative proceedings involving the additional levy of Rural Land Tax (ITR).

Environmental

The Company is a party to administrative proceedings on notices of violation issued by the Institute of the Environment and Water Resources (INEMA) related to alleged lack of adoption of preventive measures to avoid fire that occurred on the Bananal Farm and on the provision of information on the Rural and Environmental Registration.

Civil

The Company is a party to lawsuits on the protest of a promissory note pledged as guarantee, guarantees furnished to the Company as part of admission of debt by third parties and indemnities for pecuniary damages and pain and suffering.

Probable likelihood of loss

	Labor	Civil	Tax	Environ.	Total
At June 30, 2021	1,013	-	-	432	1,445
Additions	407	-	533	20	960
Monetary restatement	75	-	16	22	113
Reversal	(829)	-	(205)	(20)	(1,054)
Payments	(347)	-	-	-	(347)
At June 30, 2022	319	-	344	454	1,117
Additions	635	46	1,723	-	2,404
Monetary restatement	4	-	72	32	108
Reversal	(332)	-	-	-	(332)
Payments	(507)	(46)	(1,452)	-	(2,005)
At June 30, 2023	119	-	687	486	1,292

Possible likelihood of loss

The Company and its subsidiaries are parties to legal suits of civil, labor, environmental and tax natures, as well as administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors, as follows:

	2023	2022
Civil	8,525	7,789
Tax	20,881	14,997
Labor	-	7
	29,406	22,793

Judicial deposits

	2023	2022
Labor	47	320
Tax	-	1,250
Environmental	504	485
Civil	176	160
	727	2,215